Stockholders' Equity (Details 1) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2014		Dec. 31, 2013		Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Non Vested shares, Balance (in shares)	6,593	[1]	16,500		16,500
Non Vested shares, Granted (in shares)	0	[1]	7,500		7,500
Non Vested shares, Vested (in shares)	(659)	[1]	(9,000)		(7,500)
Non Vested shares, Forfeited (in shares)	0	[1]	0		0
Non Vested shares, Balance (in shares)	5,934	[1]	6,593	[1]	16,500
Weighted average grant-date fair value, Balance (in dollars)	$ 150,000	[1]	$ 165,000		$ 165,000
Weighted average grant-date fair value, Granted (in dollars)	0	[1]	75,000		75,000
Weighted average grant-date fair value, Vested (in dollars)	(15,000)	[1]	(90,000)		(75,000)
Weighted average grant-date fair value, Forfeited (in dollars)	0	[1]	0		0
Weighted average grant-date fair value, Balance (in dollars)	$ 135,000	[1]	$ 150,000	[1]	$ 165,000

[1]	The number of shares and per share amounts for the prior period have been retroactively restated to reflect the two reverse stock splits of the Class B common stock discussed above.